Stockholders' Equity (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares			6 Months Ended	12 Months Ended
	Nov. 15, 2017	May 31, 2017	Nov. 30, 2018	May 31, 2018
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants outstanding, Number of Shares		0	4,700,988	4,700,988
Warrants outstanding, Weighted Average Exercise Price		$ 0	$ 0.53	$ 0.69
Granted, Number of Shares			52,776,202	4,700,988
Granted, Weighted Average Exercise Price	$ 0.75		$ 0.58	$ 0.69
Exercised, Number of Shares			(415,000)	0
Exercised, Weighted Average Exercise Price			$ 0.75	$ 0
Cancelled / Expired, Number of Shares			0	0
Cancelled / Expired, Weighted Average Exercise Price			$ 0	$ 0
Warrants outstanding, Number of Shares		4,700,988	57,062,190	4,700,988